NOTE 16 - EMPLOYEE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]	The summary activity under the Plan is as follows:

	December 31, 2015				December 31, 2014
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life

Outstanding at beginning of period	196,300	$5.50			167,500	$4.50
Granted	48,600	$4.95			49,500	$6.50
Exercised	–	$0.00			─	$0.00
Forfeited/ Cancelled	(2,800)	$3.50			(20,700)	$3.50

Outstanding at period end	242,100	$5.55	$-	1.50	196,300	$5.50	$3,268,799	1.50

Options vested and exercisable at period end	175,131	$4.99	$-	─	150,466	$4.50	$2,708,396	─

Weighted average grant-date fair value of options granted during the period	$4.02				$13.50

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]	The following table summarizes significant ranges of outstanding and exercisable options as of December 31, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$0.00 – $ 4.00	90,000	7.13	$3.15	50,000	$4.00
$4.50 – $ 21.00	146,300	6.51	$6.96	125,131	$5.39
	242,100			175,131

Schedule of Nonvested Share Activity [Table Text Block]	A summary of the status of the Company’s non-vested shares as of December 31, 2015 is as follows:

Non-vested Shares	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2015	45,834	$10.00
Granted	48,600	$4.95
Forfeited	(2,800)	$3.73
Vested	(24,665)	$8.73
Non-vested	66,969	$6.34

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The Company estimated the fair value of the stock options based on the following weighted average assumptions:

Risk-free interest rate	1.93%	-	2.32%
Expected life	10 years
Expected volatility	118%	-	122%
Dividend yield	0.0%
Risk-free interest rate	2.07%	-	3.00%
Expected life	10 years
Expected volatility	120%	-	123%
Dividend yield	0.0%